Schedule of Lease Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Leases
Operating lease cost	$ 379,116	$ 369,792	$ 1,506,546	$ 1,482,956
Total lease expense	$ 379,116	$ 369,792	$ 1,506,546	$ 1,482,956